TRADE AND OTHER PAYABLES (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	$ 813,209	$ 712,144
Green provisions and repurchase obligations	59,165	77,882
Sales tax payable	29,649	27,684
Non-commodity trade accruals and accounts payable (b)	72,283	80,573
Current portion of payable to former joint venture partner (c)	15,933	11,467
Accrued gas payable		544
Other payables	34,144	11,301
Trade and other current payables	1,024,383	921,595
DIP Facility
Disclosure of detailed information about borrowings [line items]
Commodity suppliers' accruals and payables (a)	523,300	514,700
Non-commodity trade accruals and accounts payable (b)	11,900	$ 12,900
Trade and other current payables	$ 551,076